Financial Instruments - Fair values and financial risk management - Liquidity risk narration (Details)	12 Months Ended
Jun. 30, 2023
Senior Convertible Note
Financial Instruments-Fair values and financial risk management
Interest rate	4.00%
Liquidity risk | Convertible notes 3, 4 and 5
Financial Instruments-Fair values and financial risk management
Interest rate	8.00%
Interest payment period	6 months
Liquidity risk | Senior Convertible Note
Financial Instruments-Fair values and financial risk management
Interest rate	4.00%
Interest payment period	6 months